Intangible assets - Reconciliation of changes in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Reconciliation of changes in intangible assets
Beginning balance	$ 4,115	$ 1,971
Ending balance	4,104	4,115
Net book value	4,115	1,971	$ 2,139
Goodwill
Reconciliation of changes in intangible assets
Beginning balance	2,088
Ending balance	2,201	2,088
Net book value	2,088	2,088
Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	1,859
Ending balance	1,748	1,859
Net book value	1,859	1,859
Technology and other
Reconciliation of changes in intangible assets
Beginning balance	147
Ending balance	125	147
Net book value	147	147
Computer software
Reconciliation of changes in intangible assets
Beginning balance	21
Ending balance	30	21
Net book value	21	21
Cost
Reconciliation of changes in intangible assets
Beginning balance	4,644	2,316
Acquisitions		2,435
Additions	21	11
Impairment		(2)
Derecognition of fully amortized assets	(42)
Exchange	272	(116)
Ending balance	4,895	4,644
Net book value	4,644	2,316
Cost | Goodwill
Reconciliation of changes in intangible assets
Beginning balance	2,088	1,140
Acquisitions		1,004
Exchange	113	(56)
Ending balance	2,201	2,088
Net book value	2,088	1,140
Cost | Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	2,258	926
Acquisitions		1,385
Derecognition of fully amortized assets	(42)
Exchange	139	(53)
Ending balance	2,355	2,258
Net book value	2,258	926
Cost | Technology and other
Reconciliation of changes in intangible assets
Beginning balance	234	197
Acquisitions		34
Additions	5	8
Exchange	12	(5)
Ending balance	251	234
Net book value	234	197
Cost | Computer software
Reconciliation of changes in intangible assets
Beginning balance	64	53
Acquisitions		12
Additions	16	3
Impairment		(2)
Exchange	8	(2)
Ending balance	88	64
Net book value	64	53
Amortization
Reconciliation of changes in intangible assets
Beginning balance	(529)	(347)
Charge for the year	(264)	(191)
Derecognition of fully amortized assets	42
Exchange	(40)	9
Ending balance	(791)	(529)
Net book value	(529)	(347)
Amortization | Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	(399)	(254)
Charge for the year	(225)	(159)
Derecognition of fully amortized assets	42
Exchange	(25)	14
Ending balance	(607)	(399)
Net book value	(399)	(254)
Amortization | Technology and other
Reconciliation of changes in intangible assets
Beginning balance	(87)	(56)
Charge for the year	(31)	(25)
Exchange	(8)	(6)
Ending balance	(126)	(87)
Net book value	(87)	(56)
Amortization | Computer software
Reconciliation of changes in intangible assets
Beginning balance	(43)	(37)
Charge for the year	(8)	(7)
Exchange	(7)	1
Ending balance	(58)	(43)
Net book value	(43)	$ (37)
Glass Packaging North America | Customer relationships
Reconciliation of changes in intangible assets
Ending balance	0
Net book value	$ 0